[LOGO] FORUM
       FINANCIAL GROUP

                                                May 5, 2003



Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      ICM Series Trust
         File Nos.  33-40819; 811-08507
         CIK:  0001049629

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Prospectus and Statement of Additional Information with respect to ICM/Isabelle Small Cap Value Fund, dated May 1, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 879-1900 ext. 6212.

                                        Sincerely,

                                        /s/ Cheryl O. Tumlin

                                        Cheryl O. Tumlin
                                        Forum Administrative Services, LLC


Enclosure

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TWO PORTLAND SQUARE PORTLAND, MAINE 04101 TEL: 207-879-1900FAX: 207-879-6050 WWW.FORUM-FINANCIAL.COM
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                        PORTLAND   WARSAW   BERMUDA   MALTA
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